Consolidated statement of comprehensive income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Statement of comprehensive income [abstract]
Gains (losses) on investments in equity-accounted associates and joint ventures included in OCI	$ 43	$ 100	$ 3	$ 170	$ 34